SUPPLEMENT DATED APRIL 30, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Core Plus Fixed Income Fund	PKPIX
PPM Credit Fund	PKDIX
PPM Floating Rate Income Fund	PKFIX
PPM High Yield Core Fund	PKHIX
PPM Long Short Credit Fund	PKLIX
PPM Large Cap Value Fund	PZLIX
PPM Mid Cap Value Fund	PZMIX
PPM Small Cap Value Fund	PZSIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus. This supplement supersedes the supplement dated March 26, 2018 to the prospectus dated March 26, 2018 with regard to the above-listed funds.

Effective May 1, 2018, shares of the PPM Floating Rate Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund, and PPM Small Cap Value Fund are available for purchase by new investors.

Shares of the PPM Core Plus Fixed Income Fund, PPM Credit Fund, PPM Long Short Credit Fund and PPM High Yield Core Fund remain unavailable for purchase by new investors until further notice.

Effective May 1, 2018, the sections entitled “Expenses” and “Expense Example” of the Prospectus as it relates to the PPM Floating Rate Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund, and PPM Small Cap Value Fund are replaced in their entirety as set forth on the following pages.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Effective May 1, 2018, the sections entitled “Expenses” and “Expense Example” on page 9 of the Prospectus as it relates to the PPM Floating Rate Income Fund are replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.28%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver and Expense Reimbursement[3]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%
1 “Other Expenses” are based on estimated amounts for the current fiscal year.
2 “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
3 PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$72	$273

2 | SUPPLEMENT DATED 4/30/18	P P M F u n d s

Effective May 1, 2018, the sections entitled “Expenses” and “Expense Example” on page 27 of the Prospectus as it relates to the PPM Large Cap Value Fund are replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.37%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver and Expense Reimbursement[3]	0.32%
Total Annual Fund Operating Expenses After Fee Waiver	0.75%
1 “Other Expenses” are based on estimated amounts for the current fiscal year.
2 “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
3 PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.75% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$77	$309

3 | SUPPLEMENT DATED 4/30/18	P P M F u n d s

Effective May 1, 2018, the sections entitled “Expenses” and “Expense Example” on page 30 of the Prospectus as it relates to the PPM Mid Cap Value Fund are replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.37%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and Expense Reimbursement[3]	0.27%
Total Annual Fund Operating Expenses	0.90%
1 “Other Expenses” are based on estimated amounts for the current fiscal year.
2 “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
3 PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.90% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$92	$345

4 | SUPPLEMENT DATED 4/30/18	P P M F u n d s

Effective May 1, 2018, the sections entitled “Expenses” and “Expense Example” on page 33 of the Prospectus as it relates to the PPM Small Cap Value Fund are replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.37%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.27%
Fee Waiver and Expense Reimbursement[3]	0.27%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%
1 “Other Expenses” are based on estimated amounts for the current fiscal year.
2 “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
3 PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 1.00% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$102	$376

5 | SUPPLEMENT DATED 4/30/18	P P M F u n d s